BETTER 10Q - COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Oct. 11, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Advance included in deferred revenue		$ 50,000			$ 50,000		$ 50,000		$ 50,000	$ 50,000
Deferred revenue		30,000			30,000		15,000		30,000
Repayment/revenue recognized				$ 15,000	20,000
Repayment of deferred revenue	$ 12,700	12,900			12,900
Restricted cash		28,106			28,106		25,011	$ 36,437	28,106	40,555
Escrow liability		8,000			8,000		5,100		8,000	11,600
Deposits, excluded from balance sheet		300			300		300		300	2,000
Customer deposits		0			0		11,093		0
Forecast
Loss Contingencies [Line Items]
Repayment/revenue recognized			$ 15,000			$ 15,000
Escrow deposits
Loss Contingencies [Line Items]
Restricted cash		8,000			8,000		$ 5,100		$ 8,000	$ 11,600
LHFS originated | Geographic Concentration Risk | Florida
Loss Contingencies [Line Items]
Concentration risk percentage							14.00%		10.00%
LHFS originated | Geographic Concentration Risk | Texas
Loss Contingencies [Line Items]
Concentration risk percentage							12.00%		11.00%
LHFS originated | Geographic Concentration Risk | California
Loss Contingencies [Line Items]
Concentration risk percentage									11.00%	15.00%
One loan purchaser | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage							75.00%	66.00%	65.00%	60.00%
IRLCs
Loss Contingencies [Line Items]
Notional amounts		225,372			225,372		$ 239,575		$ 225,372	$ 2,560,577
Forward commitments
Loss Contingencies [Line Items]
Notional amounts		422,000			422,000		356,000		422,000	2,818,700
Employee related labor dispute
Loss Contingencies [Line Items]
Loss contingency, estimated liability		8,400			8,400		8,400		8,400	5,900
Regulatory matters
Loss Contingencies [Line Items]
Loss contingency, estimated liability		$ 11,900			$ 11,900		12,200		$ 11,900	$ 13,200
Loss contingency, (gain) loss in period							$ 300